Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of property and equipment useful lives
Expected useful lives
Office equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of intangible assets net
Categories	Useful life
Distribution rights	2-3 years
Software	5 years

Schedule of revenue

Disaggregated information of revenues by products/services are as follows:

	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Property management service – common area management	$1,379,191	$1,311,964
Property management service – security management	528,857	491,046
Total revenues	$1,908,048	$1,803,010

Schedule of cost of revenue

Disaggregated information of cost of revenues by products/services are as follows:

	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Property management service – common area management	$1,016,054	$956,684
Property management service – security management	449,922	402,636
Total cost of revenues	$1,465,976	$1,359,320

Schedule of basic and diluted earnings per share

The Company calculates basic and diluted (loss)/earnings per share for continuing operations as follows:

	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Numerator
Net loss from continuing operations	$(16,748,274)	$(7,189,765)
Less: Net (loss) income attributable to noncontrolling interest from continuing operations	(5,118)	1,132
Net loss attributable to common shareholders, basic	$(16,827,829)	$(8,514,303)
Denominator
Weighted average number of shares outstanding, basic and diluted	28,370,557	21,125,241
Loss earnings per share, basic and diluted	$(0.59)	$(0.34)

The Company calculates basic and diluted (loss)/earnings per share for discontinued operations as follows:

	For the Six Months Ended June 30,
	2024	2023

Numerator
Net loss attributable to common shareholders, basic	$(84,673)	$(1,323,406)
Denominator
Weighted average number of shares outstanding, basic and diluted	28,370,557	21,125,241
Loss earnings per share, basic and diluted	$(0.00)	$(0.06)